GROUP ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

As at December 31
(percentages)	Jurisdiction	Ownership Interest
Pembina Cochin LLC	Delaware U.S.	100
Pembina Empress NGL Partnership	Alberta	100
Pembina Gas Services Limited Partnership	Alberta	100
Pembina Holding Canada L.P.	Alberta	100
Pembina Infrastructure and Logistics L.P.	Alberta	100
Pembina Midstream Limited Partnership	Alberta	100
Pembina Oil Sands Pipeline L.P.	Alberta	100
Pembina Pipeline	Alberta	100